JUNE 30, 2000

                                                        ASSET CLASSES

                                                        *   EQUITY FUNDS
                                                       (*)  FUNDS OF FUNDS
                                                        *   BOND FUNDS
                                                        *   TAX FREE BOND FUNDS
                                                        *   MONEY MARKET FUNDS

FUND PROFILE

FIRST AMERICAN

STRATEGY
       FUNDS

AGGRESSIVE GROWTH FUND
GROWTH FUND
GROWTH AND INCOME FUND
INCOME FUND

THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.

[LOGO] FIRST AMERICAN FUNDS (R)
       THE POWER OF DISCIPLINED INVESTING (R)

FIRST AMERICAN STRATEGY FUNDS

--------------------------------------------------------------------------------
OBJECTIVES


STRATEGY AGGRESSIVE GROWTH FUND seeks a high level of capital growth.

STRATEGY GROWTH FUND seeks capital growth with a moderate level of current income.

STRATEGY GROWTH AND INCOME FUND seeks both capital growth and current income.

STRATEGY INCOME FUND seeks a high level of current income consistent with limited risk to capital.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Each fund seeks to achieve its objectives by investing in a variety of other mutual funds that are also advised by the funds' investment advisor. Strategy Aggressive Growth Fund and Strategy Growth Fund seek their objectives by providing high allocations to various equity categories, including small company and international company equity securities, with relatively little emphasis on fixed income securities. Strategy Growth and Income Fund takes a more evenly balanced approach to equity securities and fixed income investments. Strategy Income Fund provides a high allocation to fixed income investments, but also has a limited equity component designed to help offset inflation and provide a source for potential increases in income over time.


The underlying funds in which the Strategy Funds invest include the 11 equity funds and two fixed income funds named in the table below and Prime Obligations Fund, a money market fund. The funds' advisor allocates and reallocates each fund's assets among the underlying funds within ranges designed to reflect the funds' differing balances between the investment objectives of current income and growth of capital. The following table illustrates these ranges, expressed as percentages of the funds' net assets.

                                      Aggressive                           Growth and
                                     Growth Fund         Growth Fund       Income Fund        Income Fund
------------------------------------------------------------------------------------------------------------
                                      MIN        MAX       MIN     MAX       MIN     MAX       MIN       MAX
------------------------------------------------------------------------------------------------------------
EQUITY FUNDS AS A WHOLE              60%       100%       50%    90%        35%    75%        15%       45%
Equity Index Fund                     0%        80%        0%    75%         0%    60%         0%       35%
Large Cap Growth Fund                 5%        50%        5%    45%         5%    40%         0%       25%
Large Cap Value Fund                  5%        50%        5%    45%         5%    40%         0%       25%
Mid Cap Growth Fund                   0%        40%        0%    30%         0%    20%         0%       10%
Mid Cap Value Fund                    0%        40%        0%    30%         0%    20%         0%       10%
Small Cap Growth Fund                 0%        40%        0%    30%         0%    20%         0%       10%
Small Cap Value Fund                  0%        40%        0%    30%         0%    20%         0%       10%
Equity Income Fund                    0%        15%        0%    25%         0%    35%         0%       45%
Real Estate Securities Fund           0%        15%        0%    15%         0%    15%         0%       15%
Emerging Markets Fund                 0%        15%        0%    15%         0%    10%         0%        5%
International Fund                    0%        35%        0%    30%         0%    25%         0%       15%

FIXED INCOME FUNDS AS A WHOLE         0%        40%       10%    50%        25%    65%        55%       85%
Fixed Income Fund                     0%        40%        0%    50%        10%    65%        25%       85%
Strategic Income Fund                 0%        15%        0%    20%         0%    20%         0%       25%

PRIME OBLIGATIONS FUND                0%        35%        0%    35%         0%    35%         0%       35%
------------------------------------------------------------------------------------------------------------

In addition to investing in Prime Obligations Fund, each fund also may invest in cash, U.S. dollar-denominated high-quality money market instruments, and other short-term securities. Normally, each fund's aggregate investment in these items and in Prime Obligations Fund will not exceed the maximum percentage in the above table for Prime Obligations Fund. However, in an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash, U.S. dollar-denominated high-quality money market instruments, and other short-term securities. Investing a significant percentage of a fund's assets in these securities may prevent the fund from achieving its objectives.

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.


               NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
                                                                               1
FUND PROFILE - First American Strategy Funds

FIRST AMERICAN STRATEGY FUNDS CONTINUED

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in a fund will change daily, which means you could lose money. The main risks of investing in the funds include:


ACTIVE MANAGEMENT
Each fund is actively managed and its performance, therefore, will reflect in part the advisor's ability to make asset allocation and other investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.


ADDITIONAL EXPENSES
Investing in the underlying funds through an investment in one of the Strategy Funds involves additional expenses that would not be present in a direct investment in the underlying funds.


RISKS ASSOCIATED WITH THE UNDERLYING FUNDS
The Strategy Funds are subject to the risks of the underlying funds in which they invest. These risks include:

o The underlying funds (other than Equity Index Fund) are actively managed and therefore may underperform other mutual funds with similar investment objectives.

o Each underlying fund is subject to the risk of generally adverse markets. In general, the market prices of equity securities frequently are subject to greater volatility than the prices of fixed income securities. Therefore, the net asset values of funds which invest higher proportions of their assets in equity funds may be more volatile than funds which are limited to lower proportions.

o Small Cap Growth Fund, Small Cap Value Fund, Emerging Markets Fund and International Fund are subject to the risks of investing in small-capitalization companies. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies.

o Mid Cap Growth Fund and Mid Cap Value Fund invest in stocks of mid-capitalization companies. Although these stocks may be slightly less volatile than those of small-capitalization companies, they still involve substantial risk.

o Real Estate Securities Fund is subject to risks associated with non-diversification and with concentrating its investments in the real estate industry and to the risks associated with direct investments in real estate investment trusts.

o International Fund, Emerging Markets Fund, and Strategic Income Fund are subject to risks associated with investing in foreign securities, including currency risk. These risks are particularly significant in emerging markets, where Strategic Income Fund may invest and where Emerging Markets Fund primarily invests. International Fund and Emerging Markets Fund are also subject to the risks of entering into foreign currency hedging transactions.

o Most of the other equity funds invest a portion of their assets in foreign securities which are dollar-denominated and publicly traded in the United States and which may involve risks not associated with the securities of domestic issuers.

o Equity Index Fund is subject to risks associated with its use of options, futures, contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the options or the futures contracts.

o The fixed income funds are subject to interest rate risk (the risk that debt securities held by a fund will decrease in value when interest rates rise), income risk (the risk that a fund's income could decline due to falling market interest rates), credit risk (the risk that the issuer of debt securities will not make timely principal or interest payments on its securities), and call risk (the risk that the issuer of debt securities will prepay those securities before their stated maturity, requiring the fund to reinvest the prepayment at a lower interest rate).

o The fixed income funds may invest in mortgage- and/or asset-backed securities. These are subject to the risk that falling interest rates will cause faster than expected prepayments of the obligations underlying the securities, which must be reinvested at lower interest rates. They are also subject to the risk that rising interest rates will cause prepayments to slow, extending the life of mortgage- and asset-backed securities with lower interest rates.

o Each fixed income fund may invest up to 25% of its total assets in dollar-roll transactions, which could increase the volatility of the fund's share price and possibly diminish the fund's investment performance.

o Most of the underlying funds lend their portfolio securities to broker-dealers, banks, and other institutions. These funds are subject to the risk that the other party to the securities lending agreement will default on its obligations.

o Strategic Income Fund may invest a significant portion of its assets in non-investment grade debt obligations, which are commonly called "high-yield" securities or "junk bonds." In addition, Equity Income Fund may invest in non-investment grade convertible debt obligations. High yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

POSSIBLE CONFLICTS OF INTEREST
The funds and the underlying funds have the same officers, directors, and investment advisor. If situations arise in which the interests of the funds are different from those of the underlying funds, these officers and directors and the advisor could be subject to conflicts of interest. For example, the advisor might determine that a fund should reduce its allocation of assets to a particular underlying fund, thus requiring the fund to redeem shares of the underlying fund, at a time when it is not in the best interests of the underlying fund to sell portfolio securities in order to meet the redemption request. The advisor will monitor the operations of the funds and the underlying funds for potential conflicts of interest, and recommend to the funds' board of directors the steps which it believes are necessary to avoid or minimize adverse consequences to the funds and the underlying funds.


                                                                               2
FUND PROFILE - First American Strategy Funds

FIRST AMERICAN STRATEGY FUNDS CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE


The charts and tables that follow provide you with information on each fund's volatility and performance. Of course, past performance does not guarantee future results.

Each fund's bar chart shows you how performance of the fund's shares has varied from year to year.

The tables compare each fund's performance over different time periods to that of the fund's benchmark indexes, which are broad measures of market performance. Each fund's performance reflects fund expenses; the benchmarks are unmanaged and have no expenses.

Both the charts and the tables assume that all distributions have been reinvested.


STRATEGY AGGRESSIVE GROWTH FUND
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


[BAR CHART]

1997           18.01%
1998            7.36%
1999           26.49%


Best Quarter:
Quarter ending:    December 31, 1999      20.43%

Worst Quarter:
Quarter ending:    September 30, 1998    (14.93)%



AVERAGE ANNUAL TOTAL RETURNS                Inception          Year                        Since
AS OF 12/31/99                                   Date    To Date(2)       One Year     Inception
------------------------------------------------------------------------------------------------

Strategy Aggressive Growth Fund               10/1/96         1.39%         26.49%        16.94%
------------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(3)                      3.04%         21.04%        28.06%
------------------------------------------------------------------------------------------------
Lehman Government/Corporate Bond Index(4)                     4.16%         (2.15)%        5.48%
------------------------------------------------------------------------------------------------


(1) Total return for the period from 1/1/2000 to 6/30/2000 was 1.39%.

(2) Year to date performance for the fund and the indexes is for the period from 1/1/2000 to 6/30/2000.

(3) An unmanaged index of large-capitalization stocks. The since inception performance of the index is calculated from 10/31/96.

(4) An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment-grade corporate debt securities. The since inception performance of the index is calculated from 10/31/96.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.


STRATEGY GROWTH FUND
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

1997           16.36%
1998            7.52%
1999           19.13%

Best Quarter:
Quarter ending:    December 31, 1999      14.91%

Worst Quarter:
Quarter ending:    September 30, 1998    (11.92)%


AVERAGE ANNUAL TOTAL RETURNS                Inception          Year                        Since
AS OF 12/31/99                                   Date    To Date(2)       One Year     Inception
------------------------------------------------------------------------------------------------
Strategy Growth Fund                          10/1/96         2.31%         19.13%        14.42%
------------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(3)                      3.04%         21.04%        28.06%
------------------------------------------------------------------------------------------------
Lehman Government/Corporate Bond Index(4)                     4.16%         (2.15)%        5.48%
------------------------------------------------------------------------------------------------

(1) Total return for the period from 1/1/2000 to 6/30/2000 was 2.31%.

(2) Year to date performance for the fund and the indexes is for the period from 1/1/2000 to 6/30/2000.

(3) An unmanaged index of large-capitalization stocks. The since inception performance of the index is calculated from 10/31/96.

(4) An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment-grade corporate debt securities. The since inception performance of the index is calculated from 10/31/96.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.


                                                                               3
FUND PROFILE - First American Strategy Funds

FIRST AMERICAN STRATEGY FUNDS CONTINUED
--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

STRATEGY GROWTH AND INCOME FUND
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

1997           13.96%
1998            8.20%
1999           13.15%


Best Quarter:
Quarter ending:    December 31, 1999     10.33%

Worst Quarter:
Quarter ending:    September 30, 1998    (8.30)%


AVERAGE ANNUAL TOTAL RETURNS                Inception           Year                        Since
AS OF 12/31/99                                   Date     To Date(2)      One Year      Inception
-------------------------------------------------------------------------------------------------
Strategy Growth and Income Fund               10/1/96          2.12%         13.15%        12.51%
-------------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(3)                       3.04%         21.04%        28.06%
-------------------------------------------------------------------------------------------------
Lehman Government/Corporate Bond Index(4)                      4.16%         (2.15)%        5.48%
-------------------------------------------------------------------------------------------------

(1) Total return for the period from 1/1/2000 to 6/30/2000 was 2.12%.

(2) Year to date performance for the fund and the indexes is for the period from 1/1/2000 to 6/30/2000.

(3) An unmanaged index of large-capitalization stocks. The since inception performance of the index is calculated from 10/31/96.

(4) An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment-grade corporate debt securities. The since inception performance of the index is calculated from 10/31/96.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.


STRATEGY INCOME FUND
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


[BAR CHART]

1997           12.72%
1998            8.46%
1999           -0.39%

Best Quarter:
Quarter ending:    June 30, 1997          4.87%

Worst Quarter:
Quarter ending:    September 30, 1999    (2.43)%


AVERAGE ANNUAL TOTAL RETURNS                  Inception           Year                       Since
AS OF 12/31/99                                     Date     To Date(2)      One Year     Inception
--------------------------------------------------------------------------------------------------
Strategy Income Fund                          10/1/96            2.86%       (0.39)%         7.21%
--------------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(3)                         3.04%       21.04%         28.06%
--------------------------------------------------------------------------------------------------
Lehman Government/Corporate Bond Index(4)                        4.16%       (2.15)%         5.48%
--------------------------------------------------------------------------------------------------

(1) Total return for the period from 1/1/2000 to 6/30/2000 was 2.86%.

(2) Year to date performance for the fund and the indexes is for the period from 1/1/2000 to 6/30/2000.

(3) An unmanaged index of large-capitalization stocks. The since inception performance of the index is calculated from 10/31/96.

(4) An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment-grade corporate debt securities. The since inception performance of the index is calculated from 10/31/96.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.



                                                                               4
FUND PROFILE - First American Strategy Funds

FIRST AMERICAN STRATEGY FUNDS CONTINUED

--------------------------------------------------------------------------------
FEES AND EXPENSES


The following table describes the fees and expenses that you may pay if you buy and hold shares of the funds. The funds do not impose any sales charges (loads) when you buy, sell, or exchange shares. Each fund imposes a redemption fee of 1% if you redeem your shares within 12 months of purchase. In addition, when you hold shares of one of the funds, you indirectly pay a portion of that fund's operating expenses. The figures below are based on fund expenses during the fiscal year ended September 30, 1999.(1) As illustrated in other tables under this caption, fund shareholders also indirectly bear a portion of the underlying funds' expenses.



                                                                  Aggressive                      Growth and
                                                                 Growth Fund     Growth Fund     Income Fund    Income Fund
---------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
---------------------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                          None            None            None           None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                 None            None            None           None

 REDEMPTION FEE(2) AS A % OF AMOUNT REDEEMED                         1.00%           1.00%           1.00%          1.00%

 ANNUAL MAINTENANCE FEE(3)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                $    25         $    25         $    25        $    25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
(expenses that are deducted from fund assets)
---------------------------------------------------------------------------------------------------------------------------
 Management Fees                                                     0.25%           0.25%           0.25%          0.25%
 Distribution and Service (12b-1) Fees                                None            None            None           None
 Other Expenses
  Shareholder Servicing Fee                                          0.25%           0.25%           0.25%          0.25%
  Miscellaneous                                                      0.36%           0.35%           0.29%          0.33%
 TOTAL                                                               0.86%           0.85%           0.79%          0.83%
---------------------------------------------------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers and expense reimbursements by the advisor. THE ADVISOR INTENDS TO WAIVE FEES AND REIMBURSE EXPENSES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES FOR EACH FUND DO NOT EXCEED 0.40%. WAIVERS AND REIMBURSEMENTS MAY BE DISCONTINUED AT ANY TIME.

(2) Payable to the fund if you redeem your shares within 12 months of purchase.

(3) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.


--------------------------------------------------------------------------------
RANGES OF COMBINED DIRECT AND INDIRECT EXPENSE RATIOS

As noted above, in addition to the funds' direct expenses, fund shareholders also indirectly bear their proportionate share of the underlying funds' expenses. The following table lists the ranges of combined direct and indirect expense ratios borne by fund shareholders, taking into account underlying fund expenses indirectly borne by fund shareholders. Ranges are presented because the underlying funds' expense ratios differ from one another, so that the actual combined direct and indirect expense ratios of the funds will depend on the allocation of fund assets among the underlying funds. Information concerning the underlying funds' expense ratios is listed under "Underlying Fund Expense Ratios" on the next page.


RANGES OF COMBINED DIRECT
AND INDIRECT EXPENSE RATIOS          Aggressive                            Growth and
AS A % OF AVERAGE NET ASSETS(1)      Growth Fund        Growth Fund        Income Fund        Income Fund
----------------------------------------------------------------------------------------------------------
                                  1.64% to 2.12%     1.62% to 2.08%     1.56% to 1.94%     1.61% to 1.88%
----------------------------------------------------------------------------------------------------------

(1) The underlying funds' advisor intends to waive fees during the current fiscal year so that expense ratios do not exceed certain levels, as set forth in footnote 1 to the Underlying Fund Expense Ratios table on the next page. In addition, the funds' advisor intends to waive fees and reimburse expenses during the current fiscal year so that total operating expenses for each fund do not exceed 0.30%. Taking these waivers and reimbursements into account, the ranges of combined direct and indirect expense ratios would be 0.71% to 1.43% for Aggressive Growth Fund, 0.74% to 1.41% for Growth Fund, 0.79% to 1.34% for Growth and Income Fund, and 0.86% to 1.24% for Income Fund. Waivers and reimbursements may be discontinued at any time.


                                                                               5
FUND PROFILE - First American Strategy Funds

FIRST AMERICAN STRATEGY FUNDS CONTINUED

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. It is based upon the midpoint of the expense ranges set forth above, and assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that each fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your cost would be:

               Aggressive                      Growth and
              Growth Fund     Growth Fund     Income Fund    Income Fund
--------------------------------------------------------------------------------
   1 year          $  291          $  287          $  277         $  277
   3 years         $  590          $  579          $  549         $  548
   5 years         $1,015          $  997          $  946         $  944
  10 years         $2,199          $2,161          $2,056         $2,053

You would pay the following expenses if you did not redeem your shares:


               Aggressive                      Growth and
              Growth Fund     Growth Fund     Income Fund    Income Fund
--------------------------------------------------------------------------------
   1 year          $  191          $  187          $  177         $  177
   3 years         $  590          $  579          $  549         $  548
   5 years         $1,015          $  997          $  946         $  944
  10 years         $2,199          $2,161          $2,056         $2,053

UNDERLYING FUND EXPENSE RATIOS
The table below lists the expense ratios of the underlying funds. Information in the table is for Class Y shares of the underlying funds, which is the only class in which the funds will invest. The ratios presented are based on expenses during the fiscal year ended September 30, 1999.(1)



Underlying Fund                                                    Expense Ratio
--------------------------------------------------------------------------------
  Equity Index Fund                                                    0.89%
  Large Cap Growth Fund                                                0.89%
  Large Cap Value Fund                                                 0.90%
  Mid Cap Growth Fund                                                  0.96%
  Mid Cap Value Fund                                                   0.93%
  Small Cap Growth Fund                                                0.91%
  Small Cap Value Fund                                                 0.89%
  Equity Income Fund                                                   0.88%
  Real Estate Securities Fund                                          0.93%
  International Fund                                                   1.51%
  Emerging Markets Fund                                                1.73%
  Fixed Income Fund                                                    0.89%
  Strategic Income Fund                                                0.93%
  Prime Obligations Fund                                               0.51%
--------------------------------------------------------------------------------

(1) Actual expense ratios for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The advisor intends to waive fees during the current fiscal year so that expense ratios do not exceed the following amounts: Equity Index Fund, 0.35%; Large Cap Growth Fund, 0.80%; Large Cap Value Fund, 0.80%; Mid Cap Growth Fund, 0.90%; Mid Cap Value Fund, 0.90%; Small Cap Growth Fund, 0.90%; Small Cap Value Fund, 0.90%; Equity Income Fund, 0.75%; Real Estate Securities Fund, 0.80%; International Fund, 1.35%; Emerging Markets Fund, 1.45%; Fixed Income Fund, 0.70%; Strategic Income Fund, 0.90%; and Prime Obligations Fund, 0.48%. Fee waivers may be discontinued at any time.


                                                                               6
FUND PROFILE - First American Strategy Funds

FIRST AMERICAN STRATEGY FUNDS CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of June 30, 2000, it had more than $79 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors.

The funds are managed by a team of persons associated with First American Asset Management.


--------------------------------------------------------------------------------
BUYING FUND SHARES

You may become a shareholder in any of the funds with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). There is no front-end sales load to purchase shares of the funds, however, shares have a 1% redemption fee if the shares are redeemed within 12 months of the date of purchase.

You may purchase shares of the funds by contacting your investment professional or financial institution. You may also purchase shares of the fund by completing a new account application. New account applications may be obtained by calling First American Funds Investor Services at 1-800-637-2548.


--------------------------------------------------------------------------------
SELLING FUND SHARES

If you sell your shares within 12 months of purchase, you will pay a 1% redemption fee.

If you purchased shares of the funds through an investment professional or financial institution, simply call them to sell your shares. You may also sell your shares by calling Investor Services at 1-800-637-2548. To sell shares by mail, send a written request to your investment professional or financial institution, or to the funds at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.


--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Dividend and capital gain distributions will be reinvested in additional shares of the fund, unless you request otherwise. Dividends from a fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from a fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares.


--------------------------------------------------------------------------------
SERVICES OFFERED

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling First American Funds Investor Services at 1-800-637-2548.






FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

7/2000 3055-00 FPSF (R)

                                                                               7
FUND PROFILE - First American Strategy Funds

                                                        JUNE 30, 2000

                                                        ASSET CLASSES

                                                        *    EQUITY FUNDS
                                                       (*)   FUNDS OF FUNDS
                                                        *    BOND FUNDS
                                                        *    TAX FREE BOND FUNDS
                                                        *    MONEY MARKET FUNDS

FUND PROFILE

FIRST AMERICAN

STRATEGY
        FUNDS

U.S. BANCORP
401(k) SAVINGS PLAN

AGGRESSIVE GROWTH FUND
GROWTH FUND
GROWTH AND INCOME FUND
INCOME FUND


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS (R)
       THE POWER OF DISCIPLINED INVESTING (R)

FIRST AMERICAN STRATEGY FUNDS

--------------------------------------------------------------------------------
OBJECTIVES


STRATEGY AGGRESSIVE GROWTH FUND seeks a high level of capital growth.

STRATEGY GROWTH FUND seeks capital growth with a moderate level of current income.

STRATEGY GROWTH AND INCOME FUND seeks both capital growth and current income.

STRATEGY INCOME FUND seeks a high level of current income consistent with limited risk to capital.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Each fund seeks to achieve its objectives by investing in a variety of other mutual funds that are also advised by the funds' investment advisor. Strategy Aggressive Growth Fund and Strategy Growth Fund seek their objectives by providing high allocations to various equity categories, including small company and international company equity securities, with relatively little emphasis on fixed income securities. Strategy Growth and Income Fund takes a more evenly balanced approach to equity securities and fixed income investments. Strategy Income Fund provides a high allocation to fixed income investments, but also has a limited equity component designed to help offset inflation and provide a source for potential increases in income over time.


The underlying funds in which the Strategy Funds invest include the 11 equity funds and two fixed income funds named in the table below and Prime Obligations Fund, a money market fund. The funds' advisor allocates and reallocates each fund's assets among the underlying funds within ranges designed to reflect the funds' differing balances between the investment objectives of current income and growth of capital. The following table illustrates these ranges, expressed as percentages of the funds' net assets.

                                      Aggressive                           Growth and
                                     Growth Fund         Growth Fund       Income Fund        Income Fund
------------------------------------------------------------------------------------------------------------
                                      MIN        MAX       MIN     MAX       MIN     MAX       MIN       MAX
------------------------------------------------------------------------------------------------------------
EQUITY FUNDS AS A WHOLE              60%       100%       50%    90%        35%    75%        15%       45%
Equity Index Fund                     0%        80%        0%    75%         0%    60%         0%       35%
Large Cap Growth Fund                 5%        50%        5%    45%         5%    40%         0%       25%
Large Cap Value Fund                  5%        50%        5%    45%         5%    40%         0%       25%
Mid Cap Growth Fund                   0%        40%        0%    30%         0%    20%         0%       10%
Mid Cap Value Fund                    0%        40%        0%    30%         0%    20%         0%       10%
Small Cap Growth Fund                 0%        40%        0%    30%         0%    20%         0%       10%
Small Cap Value Fund                  0%        40%        0%    30%         0%    20%         0%       10%
Equity Income Fund                    0%        15%        0%    25%         0%    35%         0%       45%
Real Estate Securities Fund           0%        15%        0%    15%         0%    15%         0%       15%
Emerging Markets Fund                 0%        15%        0%    15%         0%    10%         0%        5%
International Fund                    0%        35%        0%    30%         0%    25%         0%       15%

FIXED INCOME FUNDS AS A WHOLE         0%        40%       10%    50%        25%    65%        55%       85%
Fixed Income Fund                     0%        40%        0%    50%        10%    65%        25%       85%
Strategic Income Fund                 0%        15%        0%    20%         0%    20%         0%       25%

PRIME OBLIGATIONS FUND                0%        35%        0%    35%         0%    35%         0%       35%
------------------------------------------------------------------------------------------------------------

In addition to investing in Prime Obligations Fund, each fund also may invest in cash, U.S. dollar-denominated high-quality money market instruments and other short-term securities. Normally, each fund's aggregate investment in these items and in Prime Obligations Fund will not exceed the maximum percentage in the above table for Prime Obligations Fund. However, in an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash, U.S. dollar-denominated high-quality money market instruments and other short-term securities. Investing a significant percentage of a fund's assets in these securities may prevent the fund from achieving its objectives.

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Investor Services at 1-800-637-2548.


               NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
                                                                               1
FUND PROFILE - First American Strategy Funds

FIRST AMERICAN STRATEGY FUNDS CONTINUED

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in a fund will change daily, which means you could lose money. The main risks of investing in the funds include:

ACTIVE MANAGEMENT
Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make asset allocation and other investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

ADDITIONAL EXPENSES
Investing in the underlying funds through an investment in one of the Strategy Funds involves additional expenses that would not be present in a direct investment in the underlying funds.

RISKS ASSOCIATED WITH THE UNDERLYING FUNDS
The Strategy Funds are subject to the risks of the underlying funds in which they invest. These risks include:

o The underlying funds (other than Equity Index Fund) are actively managed and therefore may underperform other mutual funds with similar investment objectives.

o Each underlying fund is subject to the risk of generally adverse markets. In general, the market prices of equity securities frequently are subject to greater volatility than the prices of fixed income securities. Therefore, the net asset values of funds which invest higher proportions of their assets in equity funds may be more volatile than funds which are limited to lower proportions.

o Small Cap Growth Fund, Small Cap Value Fund, Emerging Markets Fund, and International Fund are subject to the risks of investing in small-capitalization companies. These stocks historically have experienced greater price volatility than stocks of larger capitalization companies.

o Mid Cap Growth Fund and Mid Cap Value Fund invest in stocks of mid-capitalization companies. Although these stocks may be slightly less volatile than those of small-capitalization companies, they still involve substantial risk.

o Real Estate Securities Fund is subject to risks associated with non-diversification and with concentrating its investments in the real estate industry, and to the risks associated with direct investments in real estate investment trusts.

o International Fund, Emerging Markets Fund, and Strategic Income Fund are subject to risks associated with investing in foreign securities, including currency risk. These risks are particularly significant in emerging markets, where Strategic Income Fund may invest and where Emerging Markets Fund primarily invests. International Fund and Emerging Markets Fund are also subject to the risks of entering into foreign currency hedging transactions.

o Most of the other equity funds invest a portion of their assets in foreign securities which are dollar-denominated and publicly traded in the United States, and which may involve risks not associated with the securities of domestic issuers.

o Equity Index Fund is subject to risks associated with its use of options, futures, contracts and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the options or the futures contracts.

o The fixed income funds are subject to interest rate risk (the risk that debt securities held by a fund will decrease in value when interest rates rise), income risk (the risk that a fund's income could decline due to falling market interest rates), credit risk (the risk that the issuer of debt securities will not make timely principal or interest payments on its securities), and call risk (the risk that the issuer of debt securities will prepay those securities before their stated maturity, requiring the fund to reinvest the prepayment at a lower interest rate).

o The fixed income funds may invest in mortgage- and/or asset-backed securities. These are subject to the risk that falling interest rates will cause faster than expected prepayments of the obligations underlying the securities, which must be reinvested at lower interest rates. They are also subject to the risk that rising interest rates will cause prepayments to slow, extending the life of mortgage- and asset-backed securities with lower interest rates.

o Each fixed income fund may invest up to 25% of its total assets in dollar roll transactions, which could increase the volatility of the fund's share price and possibly diminish the fund's investment performance.

o Most of the underlying funds lend their portfolio securities to broker-dealers, banks, and other institutions. These funds are subject to the risk that the other party to the securities lending agreement will default on its obligations.

o Strategic Income Fund may invest a significant portion of its assets in non-investment grade debt obligations, which are commonly called "high-yield" securities or "junk bonds."In addition, Equity Income Fund may invest in non-investment grade convertible debt obligations. High yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

POSSIBLE CONFLICTS OF INTEREST
The funds and the underlying funds have the same officers, directors, and investment advisor. If situations arise in which the interests of the funds are different from those of the underlying funds, these officers and directors and the advisor could be subject to conflicts of interest. For example, the advisor might determine that a fund should reduce its allocation of assets to a particular underlying fund, thus requiring the fund to redeem shares of the underlying fund, at a time when it is not in the best interests of the underlying fund to sell portfolio securities in order to meet the redemption request. The advisor will monitor the operations of the funds and the underlying funds for potential conflicts of interest, and recommend to the funds' board of directors the steps which it believes are necessary to avoid or minimize adverse consequences to the funds and the underlying funds.


                                                                               2
FUND PROFILE - First American Strategy Funds

FIRST AMERICAN STRATEGY FUNDS CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE


The charts and tables that follow provide you with information on each fund's volatility and performance. Of course, past performance does not guarantee future results.

Each fund's bar chart shows you how performance of the fund's shares has varied from year to year.

The tables compare each fund's performance over different time periods to that of the fund's benchmark indices, which are broad measures of market performance. Each fund's performance reflects fund expenses; the benchmarks are unmanaged and have no expenses.

Both the charts and the tables assume that all distributions have been reinvested.


STRATEGY AGGRESSIVE GROWTH FUND
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


[BAR CHART]

1997           18.01%
1998            7.36%
1999           26.49%


Best Quarter:
Quarter ending:    December 31, 1999      20.43%

Worst Quarter:
Quarter ending:    September 30, 1998    (14.93)%


AVERAGE ANNUAL TOTAL RETURNS                  Inception           Year                     Since
AS OF 12/31/99                                     Date     To Date(2)    One Year     Inception
-------------------------------------------------------------------------------------------------
Strategy Aggressive Growth Fund               10/1/96         1.39%         26.49%        16.94%
-------------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(3)                      3.04%         21.04%        28.06%
-------------------------------------------------------------------------------------------------
Lehman Government/Corporate Bond Index(4)                     4.16%         (2.15)%        5.48%
-------------------------------------------------------------------------------------------------

(1) Total return for the period from 1/1/2000 to 6/30/2000 was 1.39%.

(2) Year to date performance for the fund and the indices is for the period from 1/1/2000 to 6/30/2000.

(3) An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 10/31/96.

(4) An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 10/31/96.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.

STRATEGY GROWTH FUND
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


[BAR CHART]

1997           16.36%
1998            7.52%
1999           19.13%

Best Quarter:
Quarter ending:    December 31, 1999      14.91%

Worst Quarter:
Quarter ending:    September 30, 1998    (11.92)%


AVERAGE ANNUAL TOTAL RETURNS                  Inception           Year                      Since
AS OF 12/31/99                                     Date     To Date(2)     One Year     Inception
-------------------------------------------------------------------------------------------------
Strategy Growth Fund                          10/1/96          2.31%         19.13%        14.42%
-------------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(3)                       3.04%         21.04%        28.06%
-------------------------------------------------------------------------------------------------
Lehman Government/Corporate Bond Index(4)                      4.16%         (2.15)%        5.48%
-------------------------------------------------------------------------------------------------

(1) Total return for the period from 1/1/2000 to 6/30/2000 was 2.31%.

(2) Year to date performance for the fund and the indices is for the period from 1/1/2000 to 6/30/2000.

(3) An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 10/31/96.

(4) An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 10/31/96.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.



                                                                               3
FUND PROFILE - First American Strategy Funds

FIRST AMERICAN STRATEGY FUNDS CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)


STRATEGY GROWTH AND INCOME FUND
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


[BAR CHART]

1997           13.96%
1998            8.20%
1999           13.15%

Best Quarter:
Quarter ending:    December 31, 1999     10.33%

Worst Quarter:
Quarter ending:    September 30, 1998    (8.30)%


AVERAGE ANNUAL TOTAL RETURNS                  Inception              Year                   Since
AS OF 12/31/99                                     Date        To Date(2)     One Year  Inception
-------------------------------------------------------------------------------------------------
Strategy Growth and Income Fund                 10/1/96         2.12%           13.15%     12.51%
-------------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(3)                        3.04%           21.04%     28.06%
-------------------------------------------------------------------------------------------------
Lehman Government/Corporate Bond Index(4)                       4.16%           (2.15)%     5.48%
-------------------------------------------------------------------------------------------------

(1) Total return for the period from 1/1/2000 to 6/30/2000 was 2.12%.

(2) Year to date performance returns for the fund and the index(es) are for the period from 1/1/2000 to 6/30/2000.

(3) An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 10/31/96.

(4) An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 10/31/96.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.

STRATEGY INCOME FUND
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

1997           12.72%
1998            8.46%
1999           -0.39%

Best Quarter:
Quarter ending:    June 30, 1997          4.87%

Worst Quarter:
Quarter ending:    September 30, 1999    (2.43)%


AVERAGE ANNUAL TOTAL RETURNS                  Inception           Year                   Since
AS OF 12/31/99                                     Date     To Date(2)    One Year   Inception
---------------------------------------------------------------------------------------------------
Strategy Income Fund                            10/1/96         2.86%       (0.39)%     7.21%
---------------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(3)                        3.04%       21.04%     28.06%
---------------------------------------------------------------------------------------------------
Lehman Government/Corporate Bond Index(4)                       4.16%       (2.15)%     5.48%
---------------------------------------------------------------------------------------------------

(1) Total return for the period from 1/1/2000 to 6/30/2000 was 2.86%.

(2) Year to date performance returns for the fund and the index(es) are for the period from 1/1/2000 to 6/30/2000.

(3) An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 10/31/96.

(4) An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 10/31/96.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.

                                                                               4
FUND PROFILE - First American Strategy Funds

FIRST AMERICAN STRATEGY FUNDS CONTINUED

--------------------------------------------------------------------------------
FEES AND EXPENSES


The following table describes the fees and expenses that you may pay if you buy and hold shares of the funds. The funds do not impose any sales charges (loads) when you buy, sell or exchange shares. Each fund imposes a redemption fee of 1% if you redeem your shares within 12 months of purchase. In addition, when you hold shares of one of the funds, you indirectly pay a portion of that fund's operating expenses. The figures below are based on fund expenses during the fiscal year ended September 30, 1999.(1) As illustrated in other tables under this caption, fund shareholders also indirectly bear a portion of the underlying funds' expenses.



                                                                  Aggressive                      Growth and
                                                                 Growth Fund     Growth Fund     Income Fund    Income Fund
---------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
---------------------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                        None            None            None            None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                               None            None            None            None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
(expenses that are deducted from fund assets)

---------------------------------------------------------------------------------------------------------------------------
 Management Fees                                                    0.25%           0.25%           0.25%           0.25%
 Distribution and Service (12b-1) Fees                              None            None            None            None
 Other Expenses
  Shareholder Servicing Fee                                         0.25%           0.25%           0.25%           0.25%
  Miscellaneous                                                     0.36%           0.35%           0.29%           0.33%
 TOTAL                                                              0.86%           0.85%           0.79%           0.83%
---------------------------------------------------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers and expense reimbursements by the advisor. THE ADVISOR INTENDS TO WAIVE FEES AND REIMBURSE EXPENSES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES FOR EACH FUND DO NOT EXCEED 0.40%. WAIVERS AND REIMBURSEMENTS MAY BE DISCONTINUED AT ANY TIME.


--------------------------------------------------------------------------------
RANGES OF COMBINED DIRECT AND INDIRECT EXPENSE RATIOS

As noted above, in addition to the funds' direct expenses, fund shareholders also indirectly bear their proportionate share of the underlying funds' expenses. The following table lists the ranges of combined direct and indirect expense ratios borne by fund shareholders, taking into account underlying fund expenses indirectly borne by fund shareholders. Ranges are presented because the underlying funds' expense ratios differ from one another, so that the actual combined direct and indirect expense ratios of the funds will depend on the allocation of fund assets among the underlying funds. Information concerning the underlying funds' expense ratios is listed under "Underlying Fund Expense Ratios" on the next page.



RANGES OF COMBINED DIRECT
AND INDIRECT EXPENSE RATIOS           Aggressive                           Growth and
AS A % OF AVERAGE NET ASSETS(1)      Growth Fund        Growth Fund        Income Fund        Income Fund
----------------------------------------------------------------------------------------------------------
                                  1.64% to 2.12%     1.62% to 2.08%     1.56% to 1.94%     1.61% to 1.88%
----------------------------------------------------------------------------------------------------------

(1) The underlying funds' advisor intends to waive fees during the current fiscal year so that expense ratios do not exceed certain levels, as set forth in footnote 1 to the Underlying Fund Expense Ratios table on the next page. In addition, the funds' advisor intends to waive fees and reimburse expenses during the current fiscal year so that total operating expenses for each fund do not exceed 0.30%. Taking these waivers and reimbursements into account, the ranges of combined direct and indirect expense ratios would be 0.71% to 1.43% for Aggressive Growth Fund, 0.74% to 1.41% for Growth Fund, 0.79% to 1.34% for Growth and Income Fund, and 0.86% to 1.24% for Income Fund. Waivers and reimbursements may be discontinued at any time.


                                                                               5
FUND PROFILE - First American Strategy Funds

FIRST AMERICAN STRATEGY FUNDS CONTINUED

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. It is based upon the midpoint of the expense ranges set forth above, and assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that each fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your cost would be:

               Aggressive                      Growth and
              Growth Fund     Growth Fund     Income Fund    Income Fund
--------------------------------------------------------------------------------
   1 year          $  191          $  187          $  177         $  177
   3 years         $  590          $  579          $  549         $  548
   5 years         $1,015          $  997          $  946         $  944
  10 years         $2,199          $2,161          $2,056         $2,053

UNDERLYING FUND EXPENSE RATIOS
The table below lists the expense ratios of the underlying funds. Information in the table is for Class Y shares of the underlying funds, which is the only class in which the funds will invest. The ratios presented are based on expenses during the fiscal year ended September 30, 1999.(1)

UNDERLYING FUND                                                    EXPENSE RATIO
--------------------------------------------------------------------------------
  Equity Index Fund                                                  0.89%
  Large Cap Growth Fund                                              0.89%
  Large Cap Value Fund                                               0.90%
  Mid Cap Growth Fund                                                0.96%
  Mid Cap Value Fund                                                 0.93%
  Small Cap Growth Fund                                              0.91%
  Small Cap Value Fund                                               0.89%
  Equity Income Fund                                                 0.88%
  Real Estate Securities Fund                                        0.93%
  International Fund                                                 1.51%
  Emerging Markets Fund                                              1.73%
  Fixed Income Fund                                                  0.89%
  Strategic Income Fund                                              0.93%
  Prime Obligations Fund                                             0.51%
--------------------------------------------------------------------------------

(1) Actual expense ratios for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The advisor intends to waive fees during the current fiscal year so that expense ratios do not exceed the following amounts: Equity Index Fund, 0.35%; Large Cap Growth Fund, 0.80%; Large Cap Value Fund, 0.80%; Mid Cap Growth Fund, 0.90%; Mid Cap Value Fund, 0.90%; Small Cap Growth Fund, 0.90%; Small Cap Value Fund, 0.90%; Equity Income Fund, 0.75%; Real Estate Securities Fund, 0.80%; International Fund, 1.35%; Emerging Markets Fund, 1.45%; Fixed Income Fund, 0.70%; Strategic Income Fund, 0.90%; and Prime Obligations Fund, 0.48%. Fee waivers may be discontinued at any time.


                                                                               6
FUND PROFILE - First American Strategy Funds

FIRST AMERICAN STRATEGY FUNDS CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUNDS

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of June 30, 2000, it had more than $79 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors.

The funds are managed by a team of persons associated with First American Asset Management.


--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 701/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 591/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.rsweb.com/60587.








FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

7/2000 3055-00 FPSF (I)

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FUND PROFILE - First American Strategy Funds